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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12/31/04
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Rock Hill Investment Management, L.P.
                 -------------------------------------
   Address:      3 Bala Plaza - East
                 -------------------------------
                 Suite 585
                 -------------------------------
                 Bala Cynwyd, PA 19004
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:      RHP General Partner, LLC
         -------------------------------
Name:    Keith S. Marlowe
         -------------------------------
Title:   Director
         -------------------------------
Phone:   610-949-9700
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Keith S. Marlowe               Bala Cynwyd, PA     February 14, 2005
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 28
                                        --------------------

Form 13F Information Table Value Total: $107,364
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

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                      FORM 13F INFORMATION TABLE


      COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7              COLUMN 8
------------------------- ---------  --------- -------- ---------------------- ------------ ----------      ----------------------
                           TITLE OF             VALUE       SHRS OR     SH/   PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
   NAME OF ISSUER          CLASS     CUSIP      (x$1000)    PRN AMT     PRN   CALL   DISCRETION MANAGERS SOLE        SHARED   NONE
------------------------- ---------  ---------  --------    ---------   ----- ------ ---------- -------- ----------  -------- ----
ABGENIX INC                 COM      00339B107      $569        55,000    SH            SOLE                 55,000
ADVENTRX
 PHARMACEUTICALS INC        COM      00764X103      $224       200,000    SH            SOLE                200,000
AKAMAI TECHNOLOGIES INC     CNV      00971TAC5    $1,616     1,600,000   PRN            SOLE              1,600,000
AMERISOURCEBERGEN CORP      CNV      03071PAD4    $5,538     5,000,000   PRN            SOLE              5,000,000
APRIA HEALTHCARE
 GROUP INC                  CNV      037933AB4    $6,920     6,050,000   PRN            SOLE              6,050,000
BRINKER INTERNATIONAL INC   COM      109641100      $793        22,600    SH            SOLE                 22,600
CHIRON CORP                 COM      170040109      $867        26,000    SH            SOLE                 26,000
DPAC TECHNOLOGIES CORP      COM      233269109      $232       225,350    SH            SOLE                225,350
DEVON ENERGY                CNV      25179MAA1    $2,198     2,000,000   PRN            SOLE              2,000,000
DEVON ENERGY                CNV      25179MAB9    $1,099     1,000,000   PRN            SOLE              1,000,000
ELINEAR, INC.               COM      286590203      $113        93,777    SH            SOLE                 93,777
FORD MOTOR CO CAPITAL
 TR II                      COM      345395206    $2,613        49,500    SH            SOLE                 49,500
GENERAL MOTORS CORPORATION  COM      370442717    $4,916       184,400    SH            SOLE                184,400
GERON CORPORATION           COM      374163103   $11,386     1,428,579    SH            SOLE              1,428,579
GLYCOGENESYS INC            COM      37989P101      $104       281,500    SH            SOLE                281,500
GREY GLOBAL GROUP INC       CNV      39787MAB4    $5,839     4,500,000   PRN            SOLE              4,500,000
WTS/I-SECTOR CORPORATION    WTS      45031W115       $30        19,000    SH    CALL    SOLE                 19,000
INSMED INC                  COM      457669208      $489       222,222    SH            SOLE                222,222
KERZNER INTERNATIONAL LTD   CNV      492520AB7    $2,433     2,000,000   PRN            SOLE              2,000,000
MEDAREX, INC.               CNV      583916AG6    $2,163     2,000,000   PRN            SOLE              2,000,000
MICROISLET, INC.            COM      59507Q106      $420       327,815    SH            SOLE                327,815
MID-AMERICA APT             COM      59522J103      $301         7,295    SH            SOLE                  7,295
PROVIDIAN FINANCIAL CORP    CNV      74406AAC6    $5,595     4,000,000   PRN            SOLE              4,000,000
QUEST DIAGNOSTICS INC       COM      74834L100    $2,389        25,000    SH            SOLE                 25,000
SAFLINK CORP                COM      786578302      $618       222,178    SH            SOLE                222,178
SATCON TECHNOLOGY CORP      COM      803893106    $1,834       907,891    SH            SOLE                907,891
TYCO INTL GROUP             CNV      902118BG2   $30,072    17,900,000   PRN            SOLE             17,900,000
TYCO INTL GROUP             CNV      902118BG2   $15,993     9,500,000   PRN            SOLE              9,500,000